SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 ADS [Member] CNY	Dec. 31, 2012 ADS [Member] USD ($)	Dec. 31, 2011 ADS [Member] CNY	Feb. 23, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2012 First 2012 Affiliate Company [Member] CNY	Dec. 31, 2013 Minimum [Member] Leasehold improvements [Member]	Dec. 31, 2013 Maximum [Member] Leasehold improvements [Member]
Summary Of Accounting Policies [Line Items]
Renminbi exchange rate to USD	1.00	6.0537
Restricted cash		103,440,000	61,400,000
Short-term investments (note 2(l))	245,436,719	1,485,800,264	1,581,502,010
Estimated useful life											1 year	10 years
Impairment on equity method investment			(4,812,242)					(4,812,242)		(4,812,242)
Employee loan program, maximum amount		100,000,000
Payments to fund employee loans		8,518,187	11,310,806
Employee loans, current		3,267,078	2,281,675
Employee loans, noncurrent		9,376,665	7,689,911
Contributions to employee benefit plans		65,418,062	49,425,246	37,565,582
Advertising expenses		409,924,042	230,497,404	87,946,441
Prepaid marketing expenses		19,455,308	15,558,562
Repurchase of ADSs						158,233
Value of ADSs repurchased						$ 2,000,000
Previously purchased ADSs reissued, shares					757,178	350,874	399,586